Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Finished goods	$ 1,729.2	$ 1,712.4
Work in progress	175.5	200.1
Raw materials	243.3	261.7
Inventories	$ 2,148.0	$ 2,174.2